Quarterly Holdings Report
for
Fidelity Freedom® Blend 2070 Fund
June 30, 2025
Y70-NPRT1-0825
1.9912146.101
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	199	1,536
Fidelity Series Long-Term Treasury Bond Index Fund (a)	181,579	976,895
TOTAL BOND FUNDS (Cost $975,575)		978,431

Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	88,136	1,821,771
Fidelity Series Large Cap Growth Index Fund (a)	43,549	1,171,899
Fidelity Series Large Cap Stock Fund (a)	41,931	1,085,588
Fidelity Series Large Cap Value Index Fund (a)	127,533	2,199,952
Fidelity Series Small Cap Core Fund (a)	42,016	489,905
Fidelity Series Small Cap Opportunities Fund (a)	15,559	227,322
Fidelity Series Value Discovery Fund (a)	48,696	787,417
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,264,008)		7,783,854

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	25,103	461,646
Fidelity Series Emerging Markets Fund (a)	38,289	390,929
Fidelity Series Emerging Markets Opportunities Fund (a)	73,043	1,564,588
Fidelity Series International Growth Fund (a)	56,388	1,119,312
Fidelity Series International Index Fund (a)	29,457	421,238
Fidelity Series International Small Cap Fund (a)	9,815	194,725
Fidelity Series International Value Fund (a)	72,662	1,109,543
Fidelity Series Overseas Fund (a)	68,927	1,116,611
Fidelity Series Select International Small Cap Fund (a)	905	12,057
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,731,666)		6,390,649

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $150,728)	15,153	150,619

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $64,313)	4.42	64,313	64,313

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,186,290)	15,367,866
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,617)
NET ASSETS - 100.0%	15,364,249

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	884	680	34	4	-	6	1,536	199
Fidelity Series Blue Chip Growth Fund	1,045,111	588,703	94,165	-	(2,825)	284,947	1,821,771	88,136
Fidelity Series Canada Fund	266,900	166,079	20,505	-	(108)	49,280	461,646	25,103
Fidelity Series Corporate Bond Fund	689	2,507	3,243	9	48	(1)	-	-
Fidelity Series Emerging Markets Fund	225,780	148,144	17,712	-	(917)	35,634	390,929	38,289
Fidelity Series Emerging Markets Opportunities Fund	903,637	584,886	68,336	-	(4,411)	148,811	1,564,587	73,043
Fidelity Series Government Bond Index Fund	1,111	4,084	5,237	12	46	(4)	-	-
Fidelity Series Government Money Market Fund	-	83,058	18,745	547	-	-	64,313	64,313
Fidelity Series International Developed Markets Bond Index Fund	-	5,162	5,228	-	66	-	-	-
Fidelity Series International Growth Fund	626,349	417,967	24,647	-	880	98,762	1,119,311	56,388
Fidelity Series International Index Fund	237,366	161,853	17,093	-	122	38,990	421,238	29,457
Fidelity Series International Small Cap Fund	116,075	55,143	2,875	-	(3)	26,385	194,725	9,815
Fidelity Series International Value Fund	622,456	426,322	49,030	-	126	109,669	1,109,543	72,662
Fidelity Series Investment Grade Bond Fund	1,055	3,920	4,969	14	(2)	(4)	-	-
Fidelity Series Investment Grade Securitized Fund	667	2,435	3,126	9	27	(3)	-	-
Fidelity Series Large Cap Growth Index Fund	672,318	378,974	37,681	1,556	(983)	159,271	1,171,899	43,549
Fidelity Series Large Cap Stock Fund	620,640	360,948	31,627	-	(321)	135,948	1,085,588	41,931
Fidelity Series Large Cap Value Index Fund	1,277,068	866,140	35,850	-	(1,577)	94,171	2,199,952	127,533
Fidelity Series Long-Term Treasury Bond Index Fund	604,864	444,047	60,195	7,011	(1,485)	(10,336)	976,895	181,579
Fidelity Series Overseas Fund	623,469	413,019	31,335	-	(69)	111,527	1,116,611	68,927
Fidelity Series Select International Small Cap Fund	1,576	24,491	15,950	-	665	1,275	12,057	905
Fidelity Series Small Cap Core Fund	293,414	168,655	6,656	-	(779)	35,271	489,905	42,016
Fidelity Series Small Cap Opportunities Fund	130,447	81,264	2,634	-	(383)	18,628	227,322	15,559
Fidelity Series Treasury Bill Index Fund	-	196,408	45,634	1,255	(46)	(109)	150,619	15,153
Fidelity Series Value Discovery Fund	458,384	314,773	11,622	-	(421)	26,303	787,417	48,696
	8,730,260	5,899,662	614,129	10,417	(12,350)	1,364,421	15,367,864

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.